Subsequent Events		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 6. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events, other than the below, that would have required adjustment or disclosure in these financial statements.

On February 4, 2025, Gauge II Merger Sub Corp. was formed. The Company received 1 share of Gauge II Merger Sub Corp. for a consideration of $1.

COLOMBIER ACQUISITION CORP. II [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10 — SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the accompanying financial statements.

On January 6, 2025, the Company and GrabAGun issued a joint press release announcing the execution of a definitive Business Combination Agreement dated as of January 6, 2025, with GrabAGun Digital Holdings Inc., the Pubco formed in connection with the consummation of the transactions contemplated by the Business Combination Agreement, Gauge II Merger Sub LLC, a Texas limited liability company and a GrabAGun Merger Sub, and, upon execution of a joinder, a to-be-formed Cayman Islands exempted company to be named Colombier Merger Sub and a wholly-owned subsidiary of Pubco.